BORROWINGS (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Maturities and principal payments of borrowings outstanding
2013	$ 10,073
2014	10,074
2015	74
2016	15,075
2017	76
Thereafter	553
Borrowings	$ 35,925	$ 35,997